Other (Expense) Income, Net (Schedule Of Other (Expense) Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other (Expense) Income, Net [Abstract]
Interest income	$ 2,056		$ 2,393		$ 1,863
Interest expense	(3,957)		(4,445)		(2,827)
Foreign currency (losses) gains, net	(4,248)	[1]	(4,588)	[1]	1,798	[1]
Forward foreign currency contracts gains (losses), net	1,952	[2]	(459)	[2]	(893)	[2]
Other (expense) income, net	(553)		65		766
Total other (expense) income, net	$ (4,750)		$ (7,034)		$ 707

[1]	Our foreign currency (losses) gains, net are predominantly attributable to the re-measurement gains or losses on our net balances of monetary assets and liabilities in our foreign subsidiaries which were primarily denominated in the Euro, and to a lesser extent, the British Pound and Canadian Dollar. The foreign currency re-measurement adjustments to these balance sheet items are calculated by comparing the currency spot rates at the end of a month to the spot rates at the end of the previous month.
[2]	Relates to changes in fair value of our forward foreign currency contracts not designated as hedging instruments. Please refer to Note 15 — Derivative Instruments for further details.